Statements of Income and Expenses (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
INVESTMENT INCOME
Interest income	$ 24,574		$ 87,489		$ 144,258
EXPENSES
Ongoing placement agent fees	3,781,389		6,663,745		8,681,535
Brokerage fees	3,175,074		3,948,888		5,144,616
Management fees	2,888,430		3,948,888		5,144,616
Total Expenses	9,844,893		14,561,521		18,970,767
NET INVESTMENT LOSS	(9,820,319)		(14,474,032)		(18,826,509)
Trading profit (loss):
Net Realized	40,377,221		28,140,076		(8,986,897)
Net change in unrealized	2,976,555		3,760,379		(917,565)
Total Trading Results	43,353,776		31,900,455		(9,904,462)
NET INCOME (LOSS)	33,533,457		17,426,423		(28,730,971)
Net Income (Loss) Allocation
Limited Partners	33,178,268		17,211,835		(28,408,388)
General Partner	$ 355,189		$ 214,588		$ (322,583)
Net Income (Loss) Per Unit
Limited Partners (in dollars per unit)	$ 5.43	[1]	$ 1.81	[1]	$ (2.52)	[1]
General Partner (in dollars per unit)	$ 5.43	[1]	$ 1.81	[1]	$ (2.52)	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	7,593,571.507		9,567,470.582		11,738,439.564

[1]	Based on change in net asset value per Unit.